Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Destiny Portfolios
Entity Central Index Key	0000035331
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Fidelity Advisor Capital Development Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Capital Development Fund
Class Name	Fidelity Advisor® Capital Development Fund Class A
Trading Symbol	FDTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Capital Development Fund for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 97	0.82%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending September 30, 2024, driven by a resilient economy, the promise of generative artificial intelligence and the Federal Reserve's long-anticipated pivot, on September 18, to cutting interest rates. Growth stocks led the way, with the information technology and communication services sectors enabling transformative change and semiconductor-related stocks a particular standout.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the benchmark S&P 500® index for the fiscal year, especially an overweight in energy. An underweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also hampered the fund's result. Also hurting our result was security selection in communication services, primarily within the media & entertainment industry.
•The biggest individual relative detractor was an overweight in Exxon Mobil (+3%). The stock was one of the fund's biggest holdings. A second notable relative detractor was an underweight in Nvidia (+179%). This period we increased our investment in Nvidia. The stock was among the fund's largest holdings. Another notable relative detractor was an overweight in Boeing (-21%). The stock was one of our biggest holdings.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in industrials, primarily within the capital goods industry. Stock picking in health care and financials also boosted relative performance, as did an outsized investment in banks.
•The top individual relative contributor was an overweight in General Aerospace (+116%). The company was one of the fund's largest holdings. A second notable relative contributor was an overweight in GE Vernova (+83%). This was an investment we established this period. The company was one of the fund's biggest holdings on September 30. Lastly, a non-benchmark stake in Vertiv Holdings gained roughly 168% and helped.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to energy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $8,914 $10,225 $12,139 $13,925 $13,679 $14,003 $19,494 $16,931 $21,519 $29,175 S&P 500® Index $10,000 $9,939 $11,472 $13,607 $16,044 $16,727 $19,260 $25,040 $21,165 $25,741 $35,098 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 27.78% 14.99% 11.30% Class A (without 5.75% sales charge) 35.58% 16.36% 11.96% S&P 500® Index 36.35% 15.98% 13.38% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,890,567,695
Holdings Count | shares	194
Advisory Fees Paid, Amount	$ 22,776,045
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$4,890,567,695
Number of Holdings	194
Total Advisory Fee	$22,776,045
Portfolio Turnover	16%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 22.8 Industrials 16.5 Financials 16.1 Health Care 12.0 Communication Services 10.1 Energy 9.0 Consumer Staples 5.3 Consumer Discretionary 3.3 Materials 1.9 Utilities 1.1 Real Estate 0.8 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) United States 91.8 Canada 2.0 Germany 1.1 Zambia 1.0 Netherlands 0.8 Belgium 0.7 United Kingdom 0.7 France 0.5 Taiwan 0.5 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.1 Exxon Mobil Corp 6.0 GE Aerospace 5.7 Wells Fargo & Co 5.3 NVIDIA Corp 4.7 Meta Platforms Inc Class A 3.2 Apple Inc 2.9 Bank of America Corp 2.5 GE Vernova Inc 2.4 Boeing Co 2.1 41.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Diversified Stock Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Diversified Stock Fund
Class Name	Fidelity Advisor® Diversified Stock Fund Class Z
Trading Symbol	FZACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Diversified Stock Fund for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 56	0.47%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending September 30, 2024, driven by a resilient economy, the promise of generative artificial intelligence and the Federal Reserve's long-anticipated pivot, on September 18, to cutting interest rates. Growth stocks led the way, with the information technology and communication services sectors enabling transformative change and semiconductor-related stocks a particular standout.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark S&P 500® index for the fiscal year, led by industrials. Picks in consumer discretionary and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was our stake in Nvidia (+178%). The company was one of our largest holdings. The second-largest relative contributor was an overweight in Trane Technologies (+94%). The company was among our biggest holdings at period end. Another notable relative contributor was an overweight in Eaton (+57%). This period we decreased our position in Eaton. The company was one of our largest holdings this period.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in financials. Security selection and an overweight in energy also hampered the fund's result. Also detracting from our result was an overweight in materials. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an underweight in Broadcom (+111%). This was a position we established this period. The second-largest relative detractor was our stake in Boeing (-17%). The stock was not held at period end. Our stake in Schlumberger (-18%) also detracted. The stock was not held at period end.
•Notable changes in positioning include lower allocations to the energy and communication services sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000. Class Z $10,000 $9,406 $10,817 $12,870 $15,576 $15,149 $19,160 $24,631 $20,327 $24,971 $34,519 S&P 500® Index $10,000 $9,939 $11,472 $13,607 $16,044 $16,727 $19,260 $25,040 $21,165 $25,741 $35,098 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class Z 38.24% 17.91% 13.19% S&P 500® Index 36.35% 15.98% 13.38% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,556,923,390
Holdings Count | shares	232
Advisory Fees Paid, Amount	$ 12,902,703
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$3,556,923,390
Number of Holdings	232
Total Advisory Fee	$12,902,703
Portfolio Turnover	84%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 27.3 Financials 13.7 Health Care 13.4 Industrials 12.4 Consumer Discretionary 10.6 Communication Services 7.5 Materials 4.5 Energy 3.8 Real Estate 3.0 Utilities 1.5 Consumer Staples 1.1 Common Stocks 98.4 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) United States 93.9 Canada 1.6 United Kingdom 0.9 Italy 0.9 Taiwan 0.6 Germany 0.6 Netherlands 0.5 China 0.4 Australia 0.1 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 7.8 Microsoft Corp 6.3 NVIDIA Corp 6.0 Amazon.com Inc 4.1 Meta Platforms Inc Class A 3.6 Alphabet Inc Class C 2.8 UnitedHealth Group Inc 2.2 Eli Lilly & Co 1.9 Trane Technologies PLC 1.9 Mastercard Inc Class A 1.6 38.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Diversified Stock Fund - Class O
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Diversified Stock Fund
Class Name	Fidelity Advisor® Diversified Stock Fund Class O
Trading Symbol	FDESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Diversified Stock Fund for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class O	$ 49	0.41%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending September 30, 2024, driven by a resilient economy, the promise of generative artificial intelligence and the Federal Reserve's long-anticipated pivot, on September 18, to cutting interest rates. Growth stocks led the way, with the information technology and communication services sectors enabling transformative change and semiconductor-related stocks a particular standout.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark S&P 500® index for the fiscal year, led by industrials. Picks in consumer discretionary and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was our stake in Nvidia (+178%). The company was one of our largest holdings. The second-largest relative contributor was an overweight in Trane Technologies (+94%). The company was among our biggest holdings at period end. Another notable relative contributor was an overweight in Eaton (+57%). This period we decreased our position in Eaton. The company was one of our largest holdings this period.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in financials. Security selection and an overweight in energy also hampered the fund's result. Also detracting from our result was an overweight in materials. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an underweight in Broadcom (+111%). This was a position we established this period. The second-largest relative detractor was our stake in Boeing (-17%). The stock was not held at period end. Our stake in Schlumberger (-18%) also detracted. The stock was not held at period end.
•Notable changes in positioning include lower allocations to the energy and communication services sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000. Class O $10,000 $9,408 $10,823 $12,879 $15,593 $15,176 $19,197 $24,687 $20,381 $25,041 $34,630 S&P 500® Index $10,000 $9,939 $11,472 $13,607 $16,044 $16,727 $19,260 $25,040 $21,165 $25,741 $35,098 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class O 38.29% 17.94% 13.23% S&P 500® Index 36.35% 15.98% 13.38% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,556,923,390
Holdings Count | shares	232
Advisory Fees Paid, Amount	$ 12,902,703
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$3,556,923,390
Number of Holdings	232
Total Advisory Fee	$12,902,703
Portfolio Turnover	84%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 27.3 Financials 13.7 Health Care 13.4 Industrials 12.4 Consumer Discretionary 10.6 Communication Services 7.5 Materials 4.5 Energy 3.8 Real Estate 3.0 Utilities 1.5 Consumer Staples 1.1 Common Stocks 98.4 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) United States 93.9 Canada 1.6 United Kingdom 0.9 Italy 0.9 Taiwan 0.6 Germany 0.6 Netherlands 0.5 China 0.4 Australia 0.1 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 7.8 Microsoft Corp 6.3 NVIDIA Corp 6.0 Amazon.com Inc 4.1 Meta Platforms Inc Class A 3.6 Alphabet Inc Class C 2.8 UnitedHealth Group Inc 2.2 Eli Lilly & Co 1.9 Trane Technologies PLC 1.9 Mastercard Inc Class A 1.6 38.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses
  •Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses
  •Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Capital Development Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Capital Development Fund
Class Name	Fidelity Advisor® Capital Development Fund Class I
Trading Symbol	FDEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Capital Development Fund for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 82	0.70%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending September 30, 2024, driven by a resilient economy, the promise of generative artificial intelligence and the Federal Reserve's long-anticipated pivot, on September 18, to cutting interest rates. Growth stocks led the way, with the information technology and communication services sectors enabling transformative change and semiconductor-related stocks a particular standout.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the benchmark S&P 500® index for the fiscal year, especially an overweight in energy. An underweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also hampered the fund's result. Also hurting our result was security selection in communication services, primarily within the media & entertainment industry.
•The biggest individual relative detractor was an overweight in Exxon Mobil (+3%). The stock was one of the fund's biggest holdings. A second notable relative detractor was an underweight in Nvidia (+179%). This period we increased our investment in Nvidia. The stock was among the fund's largest holdings. Another notable relative detractor was an overweight in Boeing (-21%). The stock was one of our biggest holdings.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in industrials, primarily within the capital goods industry. Stock picking in health care and financials also boosted relative performance, as did an outsized investment in banks.
•The top individual relative contributor was an overweight in General Aerospace (+116%). The company was one of the fund's largest holdings. A second notable relative contributor was an overweight in GE Vernova (+83%). This was an investment we established this period. The company was one of the fund's biggest holdings on September 30. Lastly, a non-benchmark stake in Vertiv Holdings gained roughly 168% and helped.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to energy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000. Class I $10,000 $9,465 $10,875 $12,922 $14,856 $14,606 $14,977 $20,878 $18,158 $23,103 $31,369 S&P 500® Index $10,000 $9,939 $11,472 $13,607 $16,044 $16,727 $19,260 $25,040 $21,165 $25,741 $35,098 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 35.78% 16.52% 12.11% S&P 500® Index 36.35% 15.98% 13.38% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,890,567,695
Holdings Count | shares	194
Advisory Fees Paid, Amount	$ 22,776,045
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$4,890,567,695
Number of Holdings	194
Total Advisory Fee	$22,776,045
Portfolio Turnover	16%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 22.8 Industrials 16.5 Financials 16.1 Health Care 12.0 Communication Services 10.1 Energy 9.0 Consumer Staples 5.3 Consumer Discretionary 3.3 Materials 1.9 Utilities 1.1 Real Estate 0.8 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) United States 91.8 Canada 2.0 Germany 1.1 Zambia 1.0 Netherlands 0.8 Belgium 0.7 United Kingdom 0.7 France 0.5 Taiwan 0.5 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.1 Exxon Mobil Corp 6.0 GE Aerospace 5.7 Wells Fargo & Co 5.3 NVIDIA Corp 4.7 Meta Platforms Inc Class A 3.2 Apple Inc 2.9 Bank of America Corp 2.5 GE Vernova Inc 2.4 Boeing Co 2.1 41.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Diversified Stock Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Diversified Stock Fund
Class Name	Fidelity Advisor® Diversified Stock Fund Class C
Trading Symbol	FDTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Diversified Stock Fund for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 191	1.62%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending September 30, 2024, driven by a resilient economy, the promise of generative artificial intelligence and the Federal Reserve's long-anticipated pivot, on September 18, to cutting interest rates. Growth stocks led the way, with the information technology and communication services sectors enabling transformative change and semiconductor-related stocks a particular standout.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark S&P 500® index for the fiscal year, led by industrials. Picks in consumer discretionary and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was our stake in Nvidia (+178%). The company was one of our largest holdings. The second-largest relative contributor was an overweight in Trane Technologies (+94%). The company was among our biggest holdings at period end. Another notable relative contributor was an overweight in Eaton (+57%). This period we decreased our position in Eaton. The company was one of our largest holdings this period.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in financials. Security selection and an overweight in energy also hampered the fund's result. Also detracting from our result was an overweight in materials. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an underweight in Broadcom (+111%). This was a position we established this period. The second-largest relative detractor was our stake in Boeing (-17%). The stock was not held at period end. Our stake in Schlumberger (-18%) also detracted. The stock was not held at period end.
•Notable changes in positioning include lower allocations to the energy and communication services sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000. Class C $10,000 $9,291 $10,551 $12,399 $14,823 $14,241 $17,784 $22,591 $18,414 $22,549 $31,075 S&P 500® Index $10,000 $9,939 $11,472 $13,607 $16,044 $16,727 $19,260 $25,040 $21,165 $25,741 $35,098 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 35.61% 16.48% 12.01% Class C 36.61% 16.48% 12.01% S&P 500® Index 36.35% 15.98% 13.38% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,556,923,390
Holdings Count | shares	232
Advisory Fees Paid, Amount	$ 12,902,703
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$3,556,923,390
Number of Holdings	232
Total Advisory Fee	$12,902,703
Portfolio Turnover	84%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 27.3 Financials 13.7 Health Care 13.4 Industrials 12.4 Consumer Discretionary 10.6 Communication Services 7.5 Materials 4.5 Energy 3.8 Real Estate 3.0 Utilities 1.5 Consumer Staples 1.1 Common Stocks 98.4 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) United States 93.9 Canada 1.6 United Kingdom 0.9 Italy 0.9 Taiwan 0.6 Germany 0.6 Netherlands 0.5 China 0.4 Australia 0.1 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 7.8 Microsoft Corp 6.3 NVIDIA Corp 6.0 Amazon.com Inc 4.1 Meta Platforms Inc Class A 3.6 Alphabet Inc Class C 2.8 UnitedHealth Group Inc 2.2 Eli Lilly & Co 1.9 Trane Technologies PLC 1.9 Mastercard Inc Class A 1.6 38.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses
  •Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses
  •Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Diversified Stock Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Diversified Stock Fund
Class Name	Fidelity Advisor® Diversified Stock Fund Class M
Trading Symbol	FDTEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Diversified Stock Fund for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 129	1.09%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending September 30, 2024, driven by a resilient economy, the promise of generative artificial intelligence and the Federal Reserve's long-anticipated pivot, on September 18, to cutting interest rates. Growth stocks led the way, with the information technology and communication services sectors enabling transformative change and semiconductor-related stocks a particular standout.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark S&P 500® index for the fiscal year, led by industrials. Picks in consumer discretionary and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was our stake in Nvidia (+178%). The company was one of our largest holdings. The second-largest relative contributor was an overweight in Trane Technologies (+94%). The company was among our biggest holdings at period end. Another notable relative contributor was an overweight in Eaton (+57%). This period we decreased our position in Eaton. The company was one of our largest holdings this period.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in financials. Security selection and an overweight in energy also hampered the fund's result. Also detracting from our result was an overweight in materials. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an underweight in Broadcom (+111%). This was a position we established this period. The second-largest relative detractor was our stake in Boeing (-17%). The stock was not held at period end. Our stake in Schlumberger (-18%) also detracted. The stock was not held at period end.
•Notable changes in positioning include lower allocations to the energy and communication services sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,011 $10,289 $12,151 $14,609 $14,110 $17,727 $22,644 $18,565 $22,655 $31,119 S&P 500® Index $10,000 $9,939 $11,472 $13,607 $16,044 $16,727 $19,260 $25,040 $21,165 $25,741 $35,098 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 32.55% 16.31% 12.02% Class M (without 3.50% sales charge) 37.36% 17.14% 12.42% S&P 500® Index 36.35% 15.98% 13.38% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,556,923,390
Holdings Count | shares	232
Advisory Fees Paid, Amount	$ 12,902,703
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$3,556,923,390
Number of Holdings	232
Total Advisory Fee	$12,902,703
Portfolio Turnover	84%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 27.3 Financials 13.7 Health Care 13.4 Industrials 12.4 Consumer Discretionary 10.6 Communication Services 7.5 Materials 4.5 Energy 3.8 Real Estate 3.0 Utilities 1.5 Consumer Staples 1.1 Common Stocks 98.4 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) United States 93.9 Canada 1.6 United Kingdom 0.9 Italy 0.9 Taiwan 0.6 Germany 0.6 Netherlands 0.5 China 0.4 Australia 0.1 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 7.8 Microsoft Corp 6.3 NVIDIA Corp 6.0 Amazon.com Inc 4.1 Meta Platforms Inc Class A 3.6 Alphabet Inc Class C 2.8 UnitedHealth Group Inc 2.2 Eli Lilly & Co 1.9 Trane Technologies PLC 1.9 Mastercard Inc Class A 1.6 38.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Diversified Stock Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Diversified Stock Fund
Class Name	Fidelity Advisor® Diversified Stock Fund Class I
Trading Symbol	FDTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Diversified Stock Fund for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 68	0.57%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending September 30, 2024, driven by a resilient economy, the promise of generative artificial intelligence and the Federal Reserve's long-anticipated pivot, on September 18, to cutting interest rates. Growth stocks led the way, with the information technology and communication services sectors enabling transformative change and semiconductor-related stocks a particular standout.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark S&P 500® index for the fiscal year, led by industrials. Picks in consumer discretionary and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was our stake in Nvidia (+178%). The company was one of our largest holdings. The second-largest relative contributor was an overweight in Trane Technologies (+94%). The company was among our biggest holdings at period end. Another notable relative contributor was an overweight in Eaton (+57%). This period we decreased our position in Eaton. The company was one of our largest holdings this period.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in financials. Security selection and an overweight in energy also hampered the fund's result. Also detracting from our result was an overweight in materials. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an underweight in Broadcom (+111%). This was a position we established this period. The second-largest relative detractor was our stake in Boeing (-17%). The stock was not held at period end. Our stake in Schlumberger (-18%) also detracted. The stock was not held at period end.
•Notable changes in positioning include lower allocations to the energy and communication services sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000. Class I $10,000 $9,394 $10,795 $12,825 $15,503 $15,061 $19,025 $24,434 $20,140 $24,713 $34,116 S&P 500® Index $10,000 $9,939 $11,472 $13,607 $16,044 $16,727 $19,260 $25,040 $21,165 $25,741 $35,098 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 38.05% 17.77% 13.06% S&P 500® Index 36.35% 15.98% 13.38% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,556,923,390
Holdings Count | shares	232
Advisory Fees Paid, Amount	$ 12,902,703
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$3,556,923,390
Number of Holdings	232
Total Advisory Fee	$12,902,703
Portfolio Turnover	84%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 27.3 Financials 13.7 Health Care 13.4 Industrials 12.4 Consumer Discretionary 10.6 Communication Services 7.5 Materials 4.5 Energy 3.8 Real Estate 3.0 Utilities 1.5 Consumer Staples 1.1 Common Stocks 98.4 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) United States 93.9 Canada 1.6 United Kingdom 0.9 Italy 0.9 Taiwan 0.6 Germany 0.6 Netherlands 0.5 China 0.4 Australia 0.1 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 7.8 Microsoft Corp 6.3 NVIDIA Corp 6.0 Amazon.com Inc 4.1 Meta Platforms Inc Class A 3.6 Alphabet Inc Class C 2.8 UnitedHealth Group Inc 2.2 Eli Lilly & Co 1.9 Trane Technologies PLC 1.9 Mastercard Inc Class A 1.6 38.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Diversified Stock Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Diversified Stock Fund
Class Name	Fidelity Advisor® Diversified Stock Fund Class A
Trading Symbol	FDTOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Diversified Stock Fund for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 92	0.77%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending September 30, 2024, driven by a resilient economy, the promise of generative artificial intelligence and the Federal Reserve's long-anticipated pivot, on September 18, to cutting interest rates. Growth stocks led the way, with the information technology and communication services sectors enabling transformative change and semiconductor-related stocks a particular standout.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark S&P 500® index for the fiscal year, led by industrials. Picks in consumer discretionary and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was our stake in Nvidia (+178%). The company was one of our largest holdings. The second-largest relative contributor was an overweight in Trane Technologies (+94%). The company was among our biggest holdings at period end. Another notable relative contributor was an overweight in Eaton (+57%). This period we decreased our position in Eaton. The company was one of our largest holdings this period.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in financials. Security selection and an overweight in energy also hampered the fund's result. Also detracting from our result was an overweight in materials. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an underweight in Broadcom (+111%). This was a position we established this period. The second-largest relative detractor was our stake in Boeing (-17%). The stock was not held at period end. Our stake in Schlumberger (-18%) also detracted. The stock was not held at period end.
•Notable changes in positioning include lower allocations to the energy and communication services sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $8,836 $10,130 $12,013 $14,496 $14,054 $17,715 $22,705 $18,674 $22,867 $31,513 S&P 500® Index $10,000 $9,939 $11,472 $13,607 $16,044 $16,727 $19,260 $25,040 $21,165 $25,741 $35,098 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 29.89% 16.14% 12.16% Class A (without 5.75% sales charge) 37.81% 17.53% 12.83% S&P 500® Index 36.35% 15.98% 13.38% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,556,923,390
Holdings Count | shares	232
Advisory Fees Paid, Amount	$ 12,902,703
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$3,556,923,390
Number of Holdings	232
Total Advisory Fee	$12,902,703
Portfolio Turnover	84%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 27.3 Financials 13.7 Health Care 13.4 Industrials 12.4 Consumer Discretionary 10.6 Communication Services 7.5 Materials 4.5 Energy 3.8 Real Estate 3.0 Utilities 1.5 Consumer Staples 1.1 Common Stocks 98.4 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) United States 93.9 Canada 1.6 United Kingdom 0.9 Italy 0.9 Taiwan 0.6 Germany 0.6 Netherlands 0.5 China 0.4 Australia 0.1 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 7.8 Microsoft Corp 6.3 NVIDIA Corp 6.0 Amazon.com Inc 4.1 Meta Platforms Inc Class A 3.6 Alphabet Inc Class C 2.8 UnitedHealth Group Inc 2.2 Eli Lilly & Co 1.9 Trane Technologies PLC 1.9 Mastercard Inc Class A 1.6 38.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Capital Development Fund - Class O
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Capital Development Fund
Class Name	Fidelity Advisor® Capital Development Fund Class O
Trading Symbol	FDETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Capital Development Fund for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class O	$ 63	0.53%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending September 30, 2024, driven by a resilient economy, the promise of generative artificial intelligence and the Federal Reserve's long-anticipated pivot, on September 18, to cutting interest rates. Growth stocks led the way, with the information technology and communication services sectors enabling transformative change and semiconductor-related stocks a particular standout.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the benchmark S&P 500® index for the fiscal year, especially an overweight in energy. An underweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also hampered the fund's result. Also hurting our result was security selection in communication services, primarily within the media & entertainment industry.
•The biggest individual relative detractor was an overweight in Exxon Mobil (+3%). The stock was one of the fund's biggest holdings. A second notable relative detractor was an underweight in Nvidia (+179%). This period we increased our investment in Nvidia. The stock was among the fund's largest holdings. Another notable relative detractor was an overweight in Boeing (-21%). The stock was one of our biggest holdings.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in industrials, primarily within the capital goods industry. Stock picking in health care and financials also boosted relative performance, as did an outsized investment in banks.
•The top individual relative contributor was an overweight in General Aerospace (+116%). The company was one of the fund's largest holdings. A second notable relative contributor was an overweight in GE Vernova (+83%). This was an investment we established this period. The company was one of the fund's biggest holdings on September 30. Lastly, a non-benchmark stake in Vertiv Holdings gained roughly 168% and helped.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to energy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000. Class O $10,000 $9,484 $10,908 $12,989 $14,942 $14,728 $15,113 $21,099 $18,383 $23,427 $31,854 S&P 500® Index $10,000 $9,939 $11,472 $13,607 $16,044 $16,727 $19,260 $25,040 $21,165 $25,741 $35,098 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class O 35.97% 16.68% 12.28% S&P 500® Index 36.35% 15.98% 13.38% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,890,567,695
Holdings Count | shares	194
Advisory Fees Paid, Amount	$ 22,776,045
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$4,890,567,695
Number of Holdings	194
Total Advisory Fee	$22,776,045
Portfolio Turnover	16%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 22.8 Industrials 16.5 Financials 16.1 Health Care 12.0 Communication Services 10.1 Energy 9.0 Consumer Staples 5.3 Consumer Discretionary 3.3 Materials 1.9 Utilities 1.1 Real Estate 0.8 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) United States 91.8 Canada 2.0 Germany 1.1 Zambia 1.0 Netherlands 0.8 Belgium 0.7 United Kingdom 0.7 France 0.5 Taiwan 0.5 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.1 Exxon Mobil Corp 6.0 GE Aerospace 5.7 Wells Fargo & Co 5.3 NVIDIA Corp 4.7 Meta Platforms Inc Class A 3.2 Apple Inc 2.9 Bank of America Corp 2.5 GE Vernova Inc 2.4 Boeing Co 2.1 41.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Capital Development Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Capital Development Fund
Class Name	Fidelity Advisor® Capital Development Fund Class C
Trading Symbol	FDECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Capital Development Fund for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 199	1.70%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending September 30, 2024, driven by a resilient economy, the promise of generative artificial intelligence and the Federal Reserve's long-anticipated pivot, on September 18, to cutting interest rates. Growth stocks led the way, with the information technology and communication services sectors enabling transformative change and semiconductor-related stocks a particular standout.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the benchmark S&P 500® index for the fiscal year, especially an overweight in energy. An underweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also hampered the fund's result. Also hurting our result was security selection in communication services, primarily within the media & entertainment industry.
•The biggest individual relative detractor was an overweight in Exxon Mobil (+3%). The stock was one of the fund's biggest holdings. A second notable relative detractor was an underweight in Nvidia (+179%). This period we increased our investment in Nvidia. The stock was among the fund's largest holdings. Another notable relative detractor was an overweight in Boeing (-21%). The stock was one of our biggest holdings.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in industrials, primarily within the capital goods industry. Stock picking in health care and financials also boosted relative performance, as did an outsized investment in banks.
•The top individual relative contributor was an overweight in General Aerospace (+116%). The company was one of the fund's largest holdings. A second notable relative contributor was an overweight in GE Vernova (+83%). This was an investment we established this period. The company was one of the fund's biggest holdings on September 30. Lastly, a non-benchmark stake in Vertiv Holdings gained roughly 168% and helped.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to energy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000. Class C $10,000 $9,357 $10,629 $12,497 $14,199 $13,812 $14,003 $19,308 $16,615 $21,117 $28,630 S&P 500® Index $10,000 $9,939 $11,472 $13,607 $16,044 $16,727 $19,260 $25,040 $21,165 $25,741 $35,098 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 33.44% 15.28% 11.09% Class C 34.44% 15.28% 11.09% S&P 500® Index 36.35% 15.98% 13.38% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,890,567,695
Holdings Count | shares	194
Advisory Fees Paid, Amount	$ 22,776,045
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$4,890,567,695
Number of Holdings	194
Total Advisory Fee	$22,776,045
Portfolio Turnover	16%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 22.8 Industrials 16.5 Financials 16.1 Health Care 12.0 Communication Services 10.1 Energy 9.0 Consumer Staples 5.3 Consumer Discretionary 3.3 Materials 1.9 Utilities 1.1 Real Estate 0.8 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) United States 91.8 Canada 2.0 Germany 1.1 Zambia 1.0 Netherlands 0.8 Belgium 0.7 United Kingdom 0.7 France 0.5 Taiwan 0.5 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.1 Exxon Mobil Corp 6.0 GE Aerospace 5.7 Wells Fargo & Co 5.3 NVIDIA Corp 4.7 Meta Platforms Inc Class A 3.2 Apple Inc 2.9 Bank of America Corp 2.5 GE Vernova Inc 2.4 Boeing Co 2.1 41.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Operating expenses
  •Expense reductions
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Operating expenses
  •Expense reductions
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Capital Development Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Capital Development Fund
Class Name	Fidelity Advisor® Capital Development Fund Class M
Trading Symbol	FDTZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Capital Development Fund for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 142	1.21%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending September 30, 2024, driven by a resilient economy, the promise of generative artificial intelligence and the Federal Reserve's long-anticipated pivot, on September 18, to cutting interest rates. Growth stocks led the way, with the information technology and communication services sectors enabling transformative change and semiconductor-related stocks a particular standout.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the benchmark S&P 500® index for the fiscal year, especially an overweight in energy. An underweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also hampered the fund's result. Also hurting our result was security selection in communication services, primarily within the media & entertainment industry.
•The biggest individual relative detractor was an overweight in Exxon Mobil (+3%). The stock was one of the fund's biggest holdings. A second notable relative detractor was an underweight in Nvidia (+179%). This period we increased our investment in Nvidia. The stock was among the fund's largest holdings. Another notable relative detractor was an overweight in Boeing (-21%). The stock was one of our biggest holdings.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in industrials, primarily within the capital goods industry. Stock picking in health care and financials also boosted relative performance, as did an outsized investment in banks.
•The top individual relative contributor was an overweight in General Aerospace (+116%). The company was one of the fund's largest holdings. A second notable relative contributor was an overweight in GE Vernova (+83%). This was an investment we established this period. The company was one of the fund's biggest holdings on September 30. Lastly, a non-benchmark stake in Vertiv Holdings gained roughly 168% and helped.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to energy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,075 $10,354 $12,219 $13,951 $13,634 $13,874 $19,230 $16,625 $21,032 $28,405 S&P 500® Index $10,000 $9,939 $11,472 $13,607 $16,044 $16,727 $19,260 $25,040 $21,165 $25,741 $35,098 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 30.33% 14.99% 11.00% Class M (without 3.50% sales charge) 35.06% 15.81% 11.40% S&P 500® Index 36.35% 15.98% 13.38% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,890,567,695
Holdings Count | shares	194
Advisory Fees Paid, Amount	$ 22,776,045
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$4,890,567,695
Number of Holdings	194
Total Advisory Fee	$22,776,045
Portfolio Turnover	16%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 22.8 Industrials 16.5 Financials 16.1 Health Care 12.0 Communication Services 10.1 Energy 9.0 Consumer Staples 5.3 Consumer Discretionary 3.3 Materials 1.9 Utilities 1.1 Real Estate 0.8 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) United States 91.8 Canada 2.0 Germany 1.1 Zambia 1.0 Netherlands 0.8 Belgium 0.7 United Kingdom 0.7 France 0.5 Taiwan 0.5 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.1 Exxon Mobil Corp 6.0 GE Aerospace 5.7 Wells Fargo & Co 5.3 NVIDIA Corp 4.7 Meta Platforms Inc Class A 3.2 Apple Inc 2.9 Bank of America Corp 2.5 GE Vernova Inc 2.4 Boeing Co 2.1 41.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Operating expenses
  •Expense reductions
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Operating expenses
  •Expense reductions
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec